TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2017, 2016 and 2015 is as follows:

	For own use (1)		Given in operating leases		Investment properties (2)		Biological assets at fair value		Total
Cost
Balance as of January 1, 2015	Ps.	6,758,740	Ps.	17,111	Ps.	366,742	Ps.	202,399	Ps.	7,344,992
Purchases or capitalized expenses		919,335		1,119		75,458		35,265		1,031,177
Withdrawals / Sales		(349,056)		(7,739)		(22,945)		(20,374)		(400,114)
Changes in fair value		-		-		104,769		22,922		127,691
Transfers to/from non-current assets held for sale		15,498		-		14,222		-		29,720
Adjustments for exchange differences		625,076		-		-		-		625,076
Balance as of December 31, 2015	Ps.	7,969,593	Ps.	10,491	Ps.	538,246	Ps.	240,212	Ps.	8,758,542
Reclassification of bearer plants balance (*)		188,177		-		-		(188,177)		-
Effects of amendments in accounting policies of bearer plants		29		-		-		(18,108)		(18,079)
Purchases or capitalized expenses		814,194		362		71,268		21,432		907,256
Withdrawals / Sales		(367,987)		(3,806)		(61,786)		(20,670)		(454,249)
Changes in fair value		-		-		53,680		14,644		68,324
Transfers to/from non-current assets held for sale		(18,704)		-		11,319		-		(7,385)
Adjustments for exchange differences		(138,320)		-		-		-		(138,320)
Reclassifications		(58,046)		-		(2,539)		(1,331)		(61,916)
Balance as of December 31, 2016	Ps.	8,388,936	Ps.	7,047	Ps.	610,188	Ps.	48,002	Ps.	9,054,173
Purchases or capitalized expenses		470,650		3,102		84,036		24,409		582,197
Withdrawals / Sales (4)		(374,606)		(2,467)		(28,431)		(19,775)		(425,279)
Changes in fair value		-		-		46,675		13,503		60,178
Transfers to/from non-current assets held for sale		587		-		101,469		-		102,056
Adjustments for exchange differences		(65,404)		-		-		-		(65,404)
Reclassifications (3)		77,394		-		(30,143)		-		47,251
Balance as of December 31, 2017	Ps.	8,497,557	Ps.	7,682	Ps.	783,794	Ps.	66,139	Ps.	9,355,172

Accumulated Depreciation:

Balance January 1, 2015	Ps.	(1,445,970)	Ps.	(9,237)	Ps.	-	Ps.	-	Ps.	(1,455,207)
Depreciation for the year charged to profit or loss		(388,271)		(3,505)		-		-		(391,776)
Withdrawals / Sales		156,830		5,678		-		-		162,508
Transfers to/from non-current assets held for sale		(364,282)		-		-		-		(364,282)
Adjustments for exchange differences		(194,653)		-		-		-		(194,653)
Balance December 31, 2015	Ps.	(2,236,346)	Ps.	(7,064)	Ps.	-	Ps.	-	Ps.	(2,243,410)
IAS 41 Adoption Effect – agriculture		(29)								(29)
Depreciation for the year charged to profit or loss		(454,620)		(1,232)		-		-		(455,852)
Withdrawals / Sales		126,782		3,413		-		-		130,195
Transfers to/from non-current assets held for sale		10,781		-		-		-		10,781
Adjustments for exchange differences		71,582		-		-		-		71,582
Reclassification		(5,338)		-		-		-		(5,338)
Balance December 31, 2016	Ps.	(2,487,188)	Ps.	(4,883)	Ps.	-	Ps.	-	Ps.	(2,492,071)
Depreciation of the year charged against profit or loss		(463,133)		(759)		-		-		(463,892)
Withdrawals / Sales (4)		274,804		2,036		-		-		276,840
Transfers to/from non-current assets held for sale		-		-		-		-		-
Adjustments for exchange differences		20,881		-		-		-		20,881
Reclassification (3)		(35,531)		-		-		-		(35,531)
Balance December 31, 2017	Ps.	(2,690,167)	Ps.	(3,606)	Ps.	-	Ps.	-	Ps.	(2,693,773)

Impairment losses:

Balance as of January 1, 2015	Ps.	(2,726)	Ps.	(326)	Ps.	-	Ps.	-	Ps.	(3,052)
Year impairment charge		1,709		259		-		-		1,968
Balance as of December 31, 2015		(1,017)		(67)		-		-		(1,084)
Year impairment charge		(1,482)		(21)		-		-		(1,503)
Balance as of December 31, 2016		(2,499)		(88)		-		-		(2,587)
Withdrawals / Year impairment charge		(4,894)		88		-		-		(4,806)
Balance as of December 31, 2017	Ps.	(7,393)	Ps.	-	Ps.	-	Ps.	-	Ps.	(7,393)

Tangible Assets, net:

Balance as of December 31, 2015	Ps.	5,732,230	Ps.	3,360	Ps.	538,246	Ps.	240,212	Ps.	6,514,048
Balance as of December 31, 2016	Ps.	5,899,249	Ps.	2,076	Ps.	610,188	Ps.	48,002	Ps.	6,559,515
Balance as of December 31, 2017	Ps.	5,799,997	Ps.	4,076	Ps.	783,794	Ps.	66,139	Ps.	6,654,006

(*) See note 2.15
(1) Only includes assets for own use diferent than assets given in operating lease (see note 15.2)
(2) The total of purchases of investment properties, includes Ps. 8,219 at December 2017 and Ps. 14,658 at December 2016, of assets received in total or partial settlement of the payment obligations of debtors.
(3) The total of reclassification of for own use, includes Ps. 3,509 of the business combinations Covimar y Covipacifico (this acquisition is not significant).
(4) The total of Withdrawals of for own use, includes Ps. (30,440) of the liquidation of “Consorcio Consol”.

15.1.	Properties, plant and equipment for own use

Following is the detail of the balance at December 31, 2017 and 2016, by type:

	Cost		Accumulated depreciation		Impairment loss		Carrying amount
December 31, 2017
Land	Ps.	1,007,788	Ps.	-	Ps.	(3,741)	Ps.	1,004,047
Buildings		2,640,644		(485,924)		(116)		2,154,604
Office equipment and accessories		944,127		(613,400)		(226)		330,501
Information technology equipment		1,573,284		(1,121,179)		(11)		452,094
Vehicles		131,301		(62,304)		-		68,997
Equipment and machinery		1,362,242		(187,500)		(3,299)		1,171,443
Silos		8,613		(4,760)		-		3,853
Warehouses		43,592		(25,734)		-		17,858
Advanced payments for the acquisition of plant property and equipment		6,974		-		-		6,974
Improvements in leaseholds properties		348,431		(182,318)		-		166,113
Construction in progress		211,120		-		-		211,120
Bearer plants		219,441		(7,048)		-		212,393
Balance as of December 31, 2017	Ps.	8,497,557	Ps.	(2,690,167)	Ps.	(7,393)	Ps.	5,799,997

	Cost		Accumulated depreciation		Impairment loss		Carrying amount
December 31, 2016
Land	Ps.	1,010,753	Ps.	-	Ps.	(1,452)	Ps.	1,009,301
Buildings		2,598,571		(396,015)		(213)		2,202,343
Office equipment and accessories		939,344		(600,743)		(72)		338,529
Information technology equipment		1,555,655		(1,086,475)		-		469,180
Vehicles		130,493		(69,282)		-		61,211
Equipment and machinery		1,352,413		(150,677)		(762)		1,200,974
Silos		8,613		(4,445)		-		4,168
Warehouses		43,457		(24,819)		-		18,638
Advanced payments for the acquisition of plant property and equipment		17,455		-		-		17,455
Improvements in leaseholds properties		307,289		(152,067)		-		155,222
Construction in progress		225,803		-		-		225,803
Bearer plants		199,090		(2,665)		-		196,425
Balance as of December 31, 2016	Ps.	8,388,936	Ps.	(2,487,188)	Ps.	(2,499)	Ps.	5,899,249

15.2	Properties, plant and equipment given in operating lease:

Following is movement of carrying value amounts of the balance to as of December 31, 2017 and 2016, by type:

	Cost		Accumulated depreciation		Impairment loss		Carrying amount
December 31, 2017
Equipment, furniture and office equipment	Ps.	203	Ps.	(203)	Ps.	-	Ps.	-
Computing equipment		3,363		(1,484)		-		1,879
Vehicles		3,627		(1,834)		-		1,793
Mobilization equipment and machinery		489		(85)		-		404
Balance as of December 31, 2017	Ps.	7,682	Ps.	(3,606)	Ps.	-	Ps.	4,076

	Cost		Accumulated depreciation		Impairment loss		Carrying amount
December 31, 2016
Equipment, furniture and office equipment	Ps.	264	Ps.	(264)	Ps.	-	Ps.	-
Computing equipment		1,838		(1,712)		(88)		38
Vehicles		3,876		(1,968)		-		1,908
Mobilization equipment and machinery		1,069		(939)		-		130
Balance as of December 31, 2016	Ps.	7,047	Ps.	(4,883)	Ps.	(88)	Ps.	2,076

Below is a summary of the minimum lease payments to be received in the next years based on assets given in operating lease to December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
Less than a year	Ps.	2,833	Ps.	1,937
More than a year, less than 5		2,435		1,170
Total	Ps.	5,268	Ps.	3,107

15.3	Biological Assets

Following is the detail of the biological assets by type:

	December 31, 2017		December 31, 2016
African palm
In production (at fair value)	Ps.	26,555	Ps.	22,814
Rubber plantations
In production (at fair value)		24,158		14,605
Other at fair value (*)		15,426		10,583
Total	Ps.	66,139	Ps.	48,002

(*)Includes short-term crops, livestock and fish farming.

The aforementioned amounts are not subject to any limitations or restrictions.

During the years ended on December 31, 2017, 2016 and 2015, Grupo Aval recorded in its statement of income the following:

	December 31, 2017		December 31, 2016		December 31, 2015
Sales of biological goods	Ps.	43,788	Ps.	39,032	Ps.	46,458
Changes in fair value of biological assets		13,503		14,644		22,922
Subtotal		57,291		53,676		69,380
Costs and expenses		(37,313)		(27,067)		(37,045)
Depreciation of bearer plants		(3,405)		(2,665)		-
General administration costs and sales		(7,278)		(4,379)		(2,866)
Financial costs		(4,136)		(2,285)		(278)
Subtotal		(52,132)		(36,396)		(40,189)
Total net income	Ps.	5,159	Ps.	17,280	Ps.	29,191

15.4	Investment properties

The following table summarizes investment properties as of December 31, 2017 and 2016:

December 31, 2017	Cost		Accumulated adjustments to fair value		Carrying amount
Land	Ps.	365,675	Ps.	159,836	Ps.	525,511
Buildings		217,897		40,386		258,283
Balance as of December 31, 2017	Ps.	583,572	Ps.	200,222	Ps.	783,794

December 31, 2016	Cost		Accumulated adjustments to fair value		Carrying amount
Land	Ps.	267,869	Ps.	123,287	Ps.	391,156
Buildings		189,650		29,382		219,032
Balance as of December 31, 2016	Ps.	457,519	Ps.	152,669	Ps.	610,188

The following amounts have been recognized in the consolidated statement of income during the years ended on December 31, 2017, 2016 and 2015 in relation to investments properties:

	December 31, 2017		December 31, 2016		December 31, 2015
Income from rents	Ps.	11,992	Ps.	5,183	Ps.	6,986
Direct operating expenses deriving from property investments which create income from rent		(1,053)		(321)		(1,798)
Direct operating expenses deriving from property investments which do not create income from rent		(4,239)		(1,328)		(762)
Net	Ps.	6,700	Ps.	3,534	Ps.	4,426